Related Party Transactions - Non-interest Bearing Advances - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Advances to affiliates	$ 15,568	$ 13,026
Advances from affiliates	$ 13,053	$ 22,987